Income Taxes - Reconciliation of Statutory Federal Income Tax Rate to the Company's Effective Tax Rate (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected income tax provision at the federal statutory rate			21.00%		21.00%	21.00%
State taxes, net of federal benefits					5.00%	16.00%
Change in valuation allowance					(26.60%)	(40.90%)
Derivative liability					9.80%	4.10%
PIPE Transactions					(9.80%)	0.00%
Contingent Consideration Release					0.00%	0.10%
Non-controlling interest					0.00%	(0.30%)
Other					0.50%	(0.10%)
Income tax provision	0.00%	0.00%	0.00%	0.00%	(0.10%)	(0.10%)